CONTINGENCIES	12 Months Ended
Dec. 31, 2020
CONTINGENCIES
CONTINGENCIES

22.         CONTINGENCIES

The Company is involved in various claims, litigation and other matters in the ordinary course and conduct of business. Some of these pending matters may take a number of years to resolve. While it is not possible to determine the ultimate outcome of such actions at this time, and inherent uncertainties exist in predicting such outcomes, it is the Company’s belief that the ultimate resolution of such actions is not reasonably likely to have a material adverse effect on its consolidated financial position or results of operations.

(a)  Canadian class action

On October 29, 2013, David Wong, a shareholder of the Company, filed a proposed class action claim (the "Wong Action") against the Company, Robert Quartermain (a director, and the President and CEO of the Company at such time) and Snowden Mining Industry Consultants Ltd. (“Snowden”). The Wong Action was filed in the Ontario Superior Court of Justice.

The Wong Action alleges that the price of the Company's shares on the TSX and NYSE suffered a significant drop in value following the announcement on October 9, 2013 of the resignation of Strathcona Mineral Services Ltd. (“Strathcona”), the consultant responsible for overseeing and reporting on the 10,000-tonne bulk sample, and the announcement of Strathcona’s reasons for resigning on October 22, 2013.

The Wong Action claims C$60,000 in general damages on behalf of a class of persons who acquired the Company’s securities between July 23, 2013 and October 21, 2013. Snowden is no longer a defendant in the Wong Action.

The plaintiff in the Wong Action brought a motion for leave to commence an action under the secondary market provisions in Part XXIII.1 of the Ontario Securities Act. The motion was heard on May 29 and 30, 2017. The Court allowed the plaintiff’s motion on July 20, 2017. The Company was denied leave to appeal this decision. The Company and Robert Quartermain consented to, and on January 23, 2019 the Court granted, an order certifying the Wong Action as a class proceeding pursuant to the Class Proceedings Act (Ontario). In 2020, the plaintiff brought a motion to amend the statement of claim to plead additional misrepresentations. On July 22, 2020, the Court refused to permit these new allegations. The plaintiff appealed this refusal to the Court of Appeal for Ontario, and subsequently abandoned this appeal on February 18, 2021.

On December 7 and 8, 2020, the Court heard the Company’s and Robert Quartermain’s motion for summary judgment to dismiss the Wong Action and the plaintiff’s cross-motion for summary judgment to allow the Wong Action. On February 2, 2021 the Court allowed the defendants’ motion for summary judgment, dismissed the plaintiff’s cross-motion for summary judgment, and dismissed the Wong Action. The Court ruled that the Company did not make a misrepresentation in its continuous disclosure and that, in any event, the defendants were relieved of liability on the basis that they conducted a reasonable investigation pursuant to section 138.4(6) of the Ontario Securities Act. The plaintiff has until March 4, 2021 to appeal the Court’s decision.

The Company believes that the allegations made against it in the Wong Action are meritless and it will continue to vigorously defend them, although no assurance can be given with respect to the ultimate outcome. The Company has not accrued any amounts for this action.

(b)  United States class action

Two putative class action complaints were filed against the Company and certain of its officers in the United States District Court for the Southern District of New York, one on September 7, 2018 and the other on October 19, 2018. The complaints were filed on behalf of an alleged class of all persons and entities who purchased or acquired shares of the Company between July 21, 2016 and September 6, 2018, and relate to public disclosures of the Company made between July 2016 and September 2018 regarding the Brucejack Mine.

On April 8, 2019, the United States District Court for the Southern District of New York issued an order granting Aurico Gold Fund LP’s motion to consolidate the two cases under the case caption "In re Pretium Resources, Inc. Securities Litigation" (the “Aurico Action”), appoint itself as lead plaintiff, and approve lead plaintiff’s selection of counsel. On June 21, 2019, the plaintiffs in the Aurico Action filed a Consolidated Amended Class Action Complaint. The Company retained legal counsel in connection with these matters and on August 27, 2019, filed its memorandum of law in support of its motion to dismiss the Aurico Action. The plaintiffs filed their opposition to the Company's motion to dismiss on October 28, 2019 and the Company filed its reply brief on December 10, 2019. On February 27, 2020, the District Court granted the Company's motion to dismiss the Aurico Action but allowed the plaintiffs to move for leave to amend their complaint within 30 days of the order. The plaintiffs in the Aurico Action filed their motion to amend their complaint on March 30, 2020. The Company's memorandum of law in opposition to the plaintiff's motion for leave to amend complaint was filed on April 13, 2020 and the plaintiffs filed their reply memorandum on April 20, 2020. On July 9, 2020, the District Court denied the plaintiffs' motion to amend their complaint. The deadline for the plaintiffs to appeal the District Court's dismissal of the motion to amend their complaint passed in August 2020 without an appeal being filed. As a result, this matter is now concluded.

(c)  Construction claims

On April 24, 2017, Bear Creek Contracting Ltd. (“Bear Creek”) filed a Notice of Civil Claim against the Company (the “Bear Creek Action”) alleging that the Company owes Bear Creek C$14,563 in general damages in connection with work undertaken at the Brucejack Mine transmission line. The Bear Creek Action was filed in the Supreme Court of BC. The Company filed a Response to Civil Claim on July 31, 2017, opposing all of the claims and allegations made. Notices of Civil Claim have also been filed by Blue Max Drilling Inc. (April 24, 2017), More Core Diamond Drilling Services Ltd. (March 27, 2017), and Lakelse Air Ltd. (February 23, 2018) who were subcontractors working under Bear Creek. Responses to Civil Claim have been filed in those actions and the claims are understood to be subsumed in the amount claimed by Bear Creek.

In October 2020, the Supreme Court of BC partially allowed an application from Bear Creek to add parties to the Bear Creek Action and amend its pleadings, including with respect to the Company.

The Company is of the view that any liability it may have is within the limits of the lien holdback it continues to hold in trust with respect to these claims. The Company believes that all other allegations made against it in the Bear Creek Action, and the other actions, are meritless and will vigorously defend the matter, although no assurance can be given with respect to the ultimate outcome of such proceedings. The Company has not accrued any amounts for any of the actions.